Summarizes Maturity Distribution Of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Maturity Distribution Of Time Deposits [Line Items]
2013	$ 194,655
2014	30,421
2015	29,703
2016	11,290
2017	10,493
Total	$ 276,562